Statement of Additional Information Supplement dated October 28, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Global Core Equity Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information regarding Invesco Global Core Equity Fund appearing in the table under the heading “Investments” in APPENDIX H:
Investments
The following information is as of December 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Global Core Equity Fund
Sunny Basi[1,2]	None
Michael Hatcher[1,2]	None
Marina Pomerantz[1,2]	None
1 The Portfolio Manager is not domiciled in the United States. Accordingly, the Portfolio Manager may not invest in the Fund.
2 Began serving effective October 15, 2020. Information is as of August 31, 2020.
The following information replaces in its entirety the information regarding Invesco Global Core Equity Fund appearing in the table under the heading “Assets Managed” in APPENDIX H:
Assets Managed
The following information is as of December 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Global Core Equity Fund
Sunny Basi[1,2]	None	None	None	None	None	None
Michael Hatcher[1,2]	None	None	8	$6,723.1	None	None
Marina Pomerantz[1,2]	None	None	2	$1,251.7	None	None
1 The Portfolio Manager is not domiciled in the United States. Accordingly, the Portfolio Manager may not invest in the Fund.
2 Began serving effective October 15, 2020. Information is as of August 31, 2020.
AFG-SOAI-1-SUPP 102820
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